Premises and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Rent expense related to lease	$ 99,780	$ 3,528
Lease expires	Jul. 31, 2021